UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

August 31, 2008

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	COLLEGE AND UNIVERSITY LOANS (60.2%)
	ALABAMA
120	Birmingham-Southern College	3.00	10/01/2010	12.47	107
1196	University of Alabama	3.00	05/01/2021	12.27	723
173	University of Montevallo	3.00	05/01/2023	12.3	97
	CALIFORNIA
443	Azusa Pacific University	3.00	04/01/2017	12.96	294
860	California State University	3.00	11/01/2012	10.57	733
185	Monterey Peninsula College	3.00	10/01/2018	11.95	123
275	San Diego State University	3.00	11/01/2021	11.93	167
575	San Francisco State University	3.00	11/01/2021	11.93	352
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	69
175	Taylor University	3.00	10/01/2010	12.45	157
1020	University of Notre Dame	3.00	04/01/2018	12.95	652
	KANSAS
30	Emporia State University	3.00	04/01/2009	12.33	28
	MARYLAND
770	Western Maryland College	3.00	11/01/2016	12.44	545

The accompanying notes are an integral part of this schedule.

23

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	MASSACHUSETTS
148	Atlantic Union College	3.00	05/01/2023	12.68	82
612	Boston University	3.00	12/31/2022	11.87	348
47	Springfield College	3.00	05/01/2011	12.59	41
	MICHIGAN
720	Albion College	3.00	10/01/2015	12.51	524
100	Alma College	3.00	04/01/2010	11.87	90
2066	Finlandia University	3.00	08/01/2014	12.70	1145
	MINNESOTA
720	Augsburg College	3.00	04/01/2016	12.95	496
325	College of St. Thomas	3.00	04/01/2017	12.95	216
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	20
88	Tougaloo College	3.00	06/01/2021	12.44	53
	MISSOURI
58	Missouri Southern State College	3.00	12/01/2008	10.56	54
32	Missouri Western State College	3.00	10/01/2008	11.77	31
	NEBRASKA
54	University of Nebraska	3.00	07/01/2013	10.59	43
	NEW HAMPSHIRE
200	Daniel Webster College	3.00	04/01/2019	12.99	123
177	New England College	3.625	10/01/2013	12.37	144
615	New England College	3.00	04/01/2019	12.96	380
	NEW JERSEY
75	Fairleigh Dickinson University	3.00	11/01/2020	12.09	47
	NEW YORK
329	Long Island University	3.00	06/01/2016	12.34	219
755	Sarah Lawrence College	3.00	11/01/2021	12.64	452

The accompanying notes are an integral part of this schedule.

24

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	NORTH CAROLINA
67	Montreat-Anderson College	3.00	12/01/2019	12.19	41
805	University of North Carolina	3.00	01/01/2018	11.49	546
	OHIO
1015	Case Western Reserve University	3.00	04/01/2016	10.54	760
100	University of Steubenville	3.375	04/01/2012	12.88	82
184	University of Steubenville	3.00	04/01/2017	12.96	122
	PENNSYLVANIA
352	Carnegie - Mellon University	3.00	11/01/2017	10.45	259
380	Harcum Junior College	3.00	11/01/2015	12.44	279
210	Susquehanna University	3.625	11/01/2014	12.32	163
63	Swarthmore College	3.00	11/01/2013	12.30	49
233	Temple University	3.375	11/01/2014	11.99	186
	RHODE ISLAND
226	Community College of Rhode Island	3.00	04/01/2018	12.10	153
	SOUTH CAROLINA
492	College of Charleston	3.00	07/01/2016	12.02	335
435	Morris College	3.00	11/01/2013	12.42	344
	TENNESSEE
31	Bryan College	3.00	02/01/2010	12.68	27
78	Vanderbilt University	3.00	06/30/2009	10.39	71
	TEXAS
26	Laredo Junior College	3.00	08/01/2009	11.82	22
80	St. Edward’s University	3.625	04/01/2013	12.80	64
283	Texas Tech University	3.625	03/01/2013	10.80	234
1645	Texas Tech University	3.375-3.50	03/01/2012	10.83	1405

The accompanying notes are an integral part of this schedule.

25

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)

	VERMONT
685	Middlebury College	3.00	04/01/2018	12.87	461
1780	University of Vermont	3.00	10/01/2019	12.19	1140
	VIRGINIA
820	Old Dominion University	3.00	06/01/2013	11.70	622
23,028	Total College and University Loans				15,920

	Allowance for Loan Losses				460

	Net Loans of the Trust				15,460

	INVESTMENT AGREEMENTS (39.8%)

2,704	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,704
7,524	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	7,524
10,228	Total Investment Agreements				10,228
$33,256	Total Investments (100.0%)				$25,688

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

The accompanying notes are an integral part of this schedule.

26

Item 2. Controls and Procedures

(a)         Not applicable to the registrant.

(b)        Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)             Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)             Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)             Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 29, 2008

* Print the name and title of each signing officer under his or her signature.